Product Warranty and Recall Campaigns - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 25, 2022	Dec. 31, 2021	Sep. 26, 2021	Dec. 31, 2020
Guarantees and Product Warranties [Abstract]
Recall Accrued liabilities and Other longterm liabilities	$ 264	$ 269	$ 277	$ 335